Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Schedule of components of other liabilities
Components of other liabilities were as follows:

(dollars in millions)
December 31,	2017	2016

Payables to parent and affiliates *	$189	$39
Accrued expenses and other liabilities	79	93
Accrued interest on debt	58	61
Salary and benefit liabilities	31	45
Insurance liabilities	12	14
Loan principal warranty reserve	8	14
Retirement plans	5	31
Other	28	43
Total	$410	$340

*	Payables to parent and affiliates at December 31, 2017 primarily consisted of payable to OGSC for services provided to SFC under its intercompany service agreements. See Note 12 for further information regarding SFC’s intercompany agreements.